Summary of Business and Significant Accounting Policies - Equity Issuance Costs (Details) - USD ($)	1 Months Ended	2 Months Ended	6 Months Ended		12 Months Ended
	May 31, 2020	May 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Class of Stock [Line Items]
Payments of stock issuance costs						$ 0
IPO
Class of Stock [Line Items]
Payments of stock issuance costs	$ 26,900,000		$ 3,911,000	$ 1,603,000	$ 3,218,000	$ 0	$ 0
Preferred Class E
Class of Stock [Line Items]
Payments of stock issuance costs		$ 5,600,000